Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eudora Funds
Central Index Key	dei_EntityCentralIndexKey	0001554370
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb. 19, 2014
The Eudora Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the period December 3, 2012 (commencement of investment operations) through October 31, 2013, the Fund’s portfolio turnover was 0.00%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in (1) common stocks, (2) fixed income securities (i.e., high yield bonds (commonly referred to as "junk bonds"), investment grade corporate bonds and government issued bonds), (3) exchange-traded funds ("ETFs") that invest primarily in common stocks or fixed income securities and (4) options on common stocks, equity index sector ETFs and equity indexes.  The Fund will focus its ETF investments in index sector-based ETFs.  The Fund invests without restriction as to issuer or counterparty capitalization, country, currency, or fixed income security credit quality or maturity, whether held directly or through ETFs.  The Fund expects the fixed income portion of the portfolio to have a duration of 10 years or less.  Duration is a measure of a fixed income security's average life that reflects the present value of the security's cash flow, and accordingly, is a measure of price sensitivity to interest rate changes.  Duration is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the security's life.  Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years.  You can estimate the effect of interest rates on a fixed income portfolio share price by multiplying the portfolio's duration by an expected change in interest rates.  For example, the values of a fixed income portfolio with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

Fixed income securities will be composed primarily of lower quality debt instruments, commonly known as "high yield" or "junk" bonds, some of which may be delinquent, in default or structured as zero coupon bonds that do not pay interest until maturity.  The Fund defines junk bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality.  The adviser selects fixed income securities based on interest income, potential for capital appreciation or both.  Foreign common stocks will be represented primarily by American Depositary Receipts ("ADRs") and to a lesser extent, securities traded on foreign exchanges.  The Fund is non-diversified, which means that the Fund may take a larger position in a small number of companies than a diversified fund.

The adviser uses in-depth fundamental analysis to identify securities trading at levels that it believes offer an attractive long-term rate of return relative to their inherent risk measured as the potential for a permanent impairment in the value of the security.  The assessment of risk and potential return is focused on the valuation, durability of the underlying businesses, and the capital allocation policies of an issuer.  To hedge against market, sector or security-specific declines, the adviser purchases protective put options, writes call options (including on assets the Fund does not own), buys inverse ETFs or sells ETFs short.  Such derivatives, used for hedging purposes, may represent up to 100% of the Fund's investment portfolio.  The adviser also uses options as substitutes for underlying assets.  The adviser sells securities when it believes they no longer provide a compelling return relative to risk, fundamentals have deteriorated or more attractive investments are available.  The adviser selects securities that it believes will produce income from dividends and produce capital appreciation.  Additionally, the Fund writes stock index and single stock options to generate what is commonly referred to as income (although premiums received are classified as a capital transaction for accounting and tax purposes and thus as source of capital appreciation) and to reduce exposure to stock market price declines, to the extent of the call option premium received.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund directly and indirectly through ETFs.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Risk. Equity securities may lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest solely in stocks and bonds.  Inverse ETFs limit the Fund's participation in market gains.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

Foreign Investing Risk.  Foreign investing involves risk of adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  These risks are more pronounced in emerging market countries, which also tend to have relatively unstable governments and fewer legal protections for investors.

Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of securities and options in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's judgment will produce the desired results.

Market Risk.  Factors such as domestic and international economic growth, market conditions, interest rate levels and political events may adversely affect the securities markets.

Non-Diversification Risk.  The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Option Risk.  Purchased options may expire worthless and may have imperfect correlation to the value of the hedged asset.  Written call options expose the Fund to potential large losses, including potentially unlimited losses when the Fund does not own the reference asset.  Written call options on portfolio securities that the Fund holds will prevent the Fund from participating in gains, including potential capital appreciation, on the reference asset, in exchange for current income.  Written options may also have imperfect correlation to the value of assets they are intended to hedge.

Security Specific Risk.  The price of a security may decrease in response to the issuers actions and financial prospects.

Short Position Risk.  If the market price of the ETF sold short increases between the date of the short sale and the date the ETF is replaced, the Fund will incur a loss.

Smaller Company Risk.  Smaller companies may experience higher failure rates than do larger companies.  Securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.eudorafund.com or by calling 1-866-232-3837.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-232-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eudorafund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Year Ended December 31
Annual Return 2013	rr_AnnualReturn2013	1.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2013 0.80% Worst Quarter: 3rd Quarter 2013 0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
The Eudora Fund | -Comparison Index- Standard & Poor's 500 Index (Reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	34.22%	[3]
The Eudora Fund | The Eudora Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed if held less than 60 days){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Transfer Fee for Redemptions	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest & Dividend Expense	rr_Component1OtherExpensesOverAssets	0.34%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.02%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,994
1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[3]
The Eudora Fund | The Eudora Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[3]
The Eudora Fund | The Eudora Fund | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%	[3]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until February 28, 2015, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation or reorganization costs, but including organizational and offering costs) will not exceed 1.75% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees.
[3]	The Eudora Fund Inception date is December 2, 2012.